Cover	Mar. 17, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2021
Entity File Number	001-36473
Entity Registrant Name	Trinseo S.A.
Entity Central Index Key	0001519061
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	1000 Chesterbrook Boulevard
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Berwyn
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19312
City Area Code	610
Local Phone Number	240-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.01 per share
Trading Symbol	TSE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false